Phoenix Investment Partners
                           ANNUAL REPORT

                                                 APRIL 30, 2000


                OAKHURST



                                                 Phoenix-Goodwin
                                                 Income & Growth
                                                 Fund






[LOGO]

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  We are pleased to provide this annual report for the Phoenix-Oakhurst Income & Growth Fund for the 12 months ended April 30, 2000. We are also pleased to report on the Fund's strong relative performance during the last fiscal year. Class A shares returned 4.24% compared with an average return of 2.36% for a peer group of 99 mutual funds with income as their investment objective, according to Lipper, Inc.

  On the following pages, your Fund's portfolio management team discusses their investment strategy over the last year and their outlook for the next six months. We hope you find these comments useful and informative. If you have any questions, please call your financial advisor or a Phoenix customer service representative at 1-800-243-1574 between 8 a.m. and 6 p.m. Eastern Time, Monday through Friday.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

MAY 17, 2000

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

PHOENIX-OAKHURST INCOME & GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund seeks current yield and conservation of capital as well as the potential for long-term capital appreciation. Investors should note that the Fund may invest in high-yield securities as well as foreign bonds. High-yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are lower-yielding bonds. In addition, foreign investing involves special risks, such as currency fluctuation, less public disclosure and economic and political risks.

Q: HOW DID THE FUND PERFORM OVER THE LAST FISCAL YEAR?

A: The Fund performed in line with its benchmark index and outperformed the average fund in its peer group. For the 12 months ended April 30, 2000, Class A shares returned 4.24% and Class B shares earned 3.40% compared with an average return of 2.36% for a peer group of 99 mutual funds with income as their investment objective, according to Lipper, Inc. A composite index made up of 50% of the return of the S&P 500 Index and 50% of the return of the Lehman Brothers Aggregate Index(1) was up 6.02% for the same period. The return on Class C shares, since their inception on August 27, 1999, is 4.12%. All performance figures assume the reinvestment of distributions and are net of fees.

Q: WHAT WERE SOME OF THE MARKET FACTORS THAT AFFECTED PERFORMANCE?

A: The fiscal year was characterized by stronger-than-expected domestic economic growth. The red-hot performance of technology stocks and initial public offerings (IPOs) created a wealth-effect that resulted in a high level of consumer confidence, record personal spending and a strong housing market. The rapid pace of economic growth, record low unemployment, a shrinking pool of available workers and rising energy prices put the Federal Reserve on the defensive. To offset the potential for inflationary pressures, the Fed raised interest rates five times.

    Rising interest rates are meant to slow down the economy and head-off inflation before it gets out of control. The rate increases had a negative impact on what the press called the old-economy stocks. This had an unusual influence, driving the price of new-economy (technology) stocks to stratospheric valuation levels because they were believed to be immune to rising interest rates. This created an "investment bubble" in certain high-priced technology stocks which, currently, are in the process of being deflated. Offsetting the negative influences of rising interest rates, were strong corporate earnings. The strong earnings picture helped broad market measures, like the S&P 500 Index, post positive returns for the 12-month period.

    Since the end of 1999, the bond market has been dominated by continued Fed tightening, the Treasury's debt buy-back program, legislative

(1) THE FUND'S BENCHMARK IS A COMPOSITE INDEX MADE UP OF 50% OF THE S&P 500 INDEX RETURN AND 50% OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURN. THE S&P 500 INDEX MEASURES STOCK MARKET TOTAL-RETURN PERFORMANCE. THE LEHMAN BROTHERS AGGREGATE BOND MEASURES BROAD BOND MARKET TOTAL- RETURN PERFORMANCE. THE INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

moves to remove the implicit government backing of agency-issued debt and volatile equity markets. Short-term rates have risen, driven up by Fed tightening, while long-term rates have plummeted. As a result, by the end of the second quarter, the market had experienced the steepest yield curve inversion since March 1989.

Q: WHAT SECTORS OR STOCKS CONTRIBUTED MOST TO PERFORMANCE? WHAT FACTORS DETRACTED FROM RESULTS?

A: The technology sector was the driving force of equity market returns over the fiscal year. Likewise, technology was the best performing sector of the Fund's equity holdings. Positions in the telecommunications equipment, computer hardware and computer software industries had a positive impact on the Fund's total return. Individual stocks like Oracle, Apple Computer, Nortel Networks, Cisco Systems and Comverse Technology all posted stellar results. Positions in the securities brokerage/ asset management group also helped results. Generous fees from merger advisory, securities underwriting, trading and asset management helped stocks in this industry report strong earnings. One of our best performing stocks in this area was Morgan Stanley Dean Witter. Strong consumer spending, especially for personal electronics and appliances, benefited our position in Best Buy Company.

    Unfortunately, rising interest rates had a negative impact on the Fund's holdings in the consumer-cyclical, banking and utility sectors. Despite posting very strong business results on record sales, our holding in Ford Motor (a consumer cyclical stock) had a disappointing return. In banking, First Union and Bank One had troubles with merger integration and credit card operations, respectively. In the utility group, stocks were down across the board as rising rates and inflationary expectations caused these stocks to mirror activity in the bond market.

    Our underweighting in Treasuries negatively affected fixed-income performance as credit-sensitive issues failed to keep pace with the rally in Treasuries. The best performing non-Treasury sector was emerging markets, which were bolstered by improved fiscal policies, higher commodity prices and Mexico's credit upgrade to investment grade. The domestic high-yield market suffered one of its worst performances over the last six months as a result of outflows from mutual funds and some credit defaults, which now appear to have peaked.

Q: WHAT IS YOUR OUTLOOK?

A: Equities most likely are sailing into a headwind, given that most strategists believe the Fed is not done raising rates. Other factors that might have a negative impact on share prices are slowing cash flows into equity mutual funds and above-average price volatility. On the positive side, earnings are coming in better than expected, and estimates for the S&P 500 Index have been rising.

    We believe in having a well-diversified portfolio in this environment. Technology is an important sector of the market and our portfolio, but we believe there are additional opportunities that present growth and attractive valuations. Energy, paper, and chemical stocks should all benefit from improved pricing, global economic growth and restraint by producers from adding additional plant capacity.

    We will continue to emphasize the best risk-adjusted relative values, underweighting Treasuries given the strong rally that has occurred in this sector. We have been using the recent weakness in non-Treasury sectors to selectively add to our exposure to credit-sensitive issues. At current yield spreads, non-Treasury sectors offer tremendous value, in our opinion. Two areas within the investment-grade universe that we consider very attractive are taxable municipal issues and commercial mortgage-backed obligations. We have also made a tactical shift to domestic high-yield securities, which are trading at historically cheap levels.

    We are very positive on the outlook for the bond market. Real bond yields (Treasury yields less inflation) are historically high, indicating that bonds as an asset class are attractive. Based on our analysis of relative values at current spreads (i.e., the yield difference between Treasury rates, the bond market's value standard, and non-Treasury rates), Treasuries appear overbought, while spread products are very attractive. In our opinion, the inversion in the yield curve is unsustainable, and we believe the portfolio is well-positioned to take advantage of current undervaluations that are due to technical, not fundamental, reasons.

    Looking ahead, we will continue to follow our disciplined investment process, focusing on individual issue selection and careful sector analysis in order to exploit the best relative values.

                                                                    MAY 12, 2000

Phoenix-Oakhurst Income & Growth Fund

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 4/30/00

                                                                      INCEPTION    INCEPTION
                                          1 Year  5 Years  10 Years  TO 4/30/00      DATE
                                          ------  -------  --------  -----------  -----------
Class A Shares at NAV(2)                   4.24%   12.40%    11.63%          --           --
Class A Shares at POP(3)                  (1.75)   11.08     10.97           --           --
Class B Shares at NAV(2)                   3.40    11.56        --         9.84%      1/3/92
Class B Shares with CDSC(4)               (0.60)   11.56        --         9.84       1/3/92
Class C Shares at NAV(2)                     --       --        --         4.12      8/27/99
Class C Shares with CDSC(4)                  --       --        --         3.12      8/27/99
Old Balanced Benchmark(9)                  5.10    14.18     12.48       Note 5       Note 5
New Balanced Benchmark(10)                 6.02    16.04     13.57       Note 6       Note 6
S&P 500 Index(11)                         10.34    25.37     18.83       Note 7       Note 7

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.
(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.
(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
(5) Index performance is 11.48% for Class A and Class B (since 12/31/91) and 6.37% for Class C (since 8/31/99).
(6) Index performance is 12.71% for Class A and Class B (since 12/31/91) and 7.19% for Class C (since 8/31/99).
(7) Index performance is 18.80% for Class A and Class B (since 1/3/92) and 7.66% for Class C (since 8/27/99).
(8) This chart illustrates POP returns on Class A Shares for ten years. Returns on Class B and Class C Shares will vary due to differing sales charges.
(9) The Old Balanced Benchmark is a composite index made up of 40% of the S&P 500 Index return and 60% of the Lehman Brothers Aggregate Bond Index return. The index's performance does not reflect sales charges.
(10) The New Balanced Benchmark is a composite index made up of 50% of the S&P 500 Index return and 50% of the Lehman Brothers Aggregate Bond Index return. The index's performance does not reflect sales charges. This benchmark was changed from the prior years to more accurately reflect the allocation of the fund.
(11) The S&P 500 Index is a measure of stock market total return performance. The S&P 500's performance does not reflect sales charges.
     All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 4/30
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PHOENIX-OAKHURST INCOME & GROWTH FUND CLASS A(8)  S&P 500 STOCK INDEX(11)  OLD BALANCED BENCHMARK(9)
4/90                       $9,425                               $10,000                   $10,000
91                                             $10,801                  $11,763                    $11,647
92                                             $12,559                  $13,406                    $13,089
93                                             $14,416                  $14,645                    $14,621
94                                             $14,903                  $15,428                    $15,011
95                                             $15,791                  $18,124                    $16,713
96                                             $18,792                  $23,610                    $19,539
97                                             $20,847                  $29,561                    $22,313
98                                             $25,405                  $41,761                    $27,330
99                                             $27,176                  $50,871                    $30,856
00                                             $28,329                  $56,133                    $32,429

      NEW BALANCED BENCHMARK(10)
4/90           $10,000
91                       $11,673
92                       $13,153
93                       $14,641
94                       $15,096
95                       $16,962
96                       $20,194
97                       $23,425
98                       $29,399
99                       $33,657
00                       $35,683

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/90 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS                                                        4/30/00
As a percentage of equity holdings
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology              32%
Financials               14
Consumer Cyclicals       11
Capital Goods             9
Health Care               9
Consumer Staples          7
Communication Services    6
Other                    12

Phoenix-Oakhurst Income & Growth Fund

  TEN LARGEST EQUITY HOLDINGS AT APRIL 30, 2000 (AS A PERCENTAGE OF TOTAL NET
                                    ASSETS)

    1.  General Electric Co.                                           2.1%
        DIVERSIFIED MANUFACTURING AND FINANCIAL SERVICES PROVIDER
    2.  Intel Corp.                                                    1.6%
        DESIGNS, DEVELOPS AND MARKETS ADVANCED MICROCOMPUTER COMPONENTS
    3.  Cisco Systems, Inc.                                            1.6%
        LEADING PRODUCER OF SWITCHES AND ROUTERS FOR INTERNETWORKING
    4.  Microsoft Corp.                                                1.4%
        WORLD'S LEADING COMPUTER SOFTWARE COMPANY
    5.  Citigroup, Inc.                                                1.2%
        DIVERSIFIED FINANCIAL SERVICES HOLDING COMPANY
    6.  Morgan Stanley Dean Witter & Co.                               1.1%
        PROVIDES A BROAD RANGE OF CREDIT AND INVESTMENT PRODUCTS TO
        INDIVIDUALS
    7.  Ford Motor Co.                                                 1.1%
        MANUFACTURES AND SELLS AUTOMOBILES, TRUCKS AND RELATED PARTS
        GLOBALLY
    8.  Exxon Mobil Corp.                                              1.1%
        WORLD'S LEADING OIL COMPANY
    9.  Wal-Mart Stores, Inc.                                          1.1%
        ONE OF THE LARGEST U.S. DISCOUNT RETAILERS
   10.  Chase Manhattan Corp. (The)                                    1.0%
        DIVERSIFIED FINANCIAL SERVICES HOLDING COMPANY

                         INVESTMENTS AT APRIL 30, 2000

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
U.S. GOVERNMENT SECURITIES--0.5%

U.S. TREASURY BONDS--0.1%
U.S. Treasury Bonds 6.25% 5/15/30...      AAA       $   875   $    909,701

U.S. TREASURY NOTES--0.4%
U.S. Treasury Notes 5.875%,
11/15/04............................      AAA         2,500      2,433,002
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,362,725)                                     3,342,703
--------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--3.6%
GNMA 6.50%, '23-'28.................      AAA        26,776     25,221,187
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,290,444)                                   25,221,187
--------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--0.3%
FHLMC 6.625%, 9/15/09...............      AAA         2,000      1,905,000
--------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,997,529)                                     1,905,000
--------------------------------------------------------------------------

MUNICIPAL BONDS--7.2%

CALIFORNIA--3.0%
Fresno County Pension Obligation
Revenue Taxable 6.21%, 8/15/06......      AAA         5,600      5,236,000
                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
CALIFORNIA--CONTINUED

Kern County Pension Obligation
Revenue Taxable 7.26%, 8/15/14......      AAA       $ 4,500   $  4,370,625

Long Beach Pension Obligation
Taxable 6.87%, 9/1/06...............      AAA         2,750      2,660,625

Oakland Pension Obligation Taxable
Revenue Series A 6.91%, 12/15/07....      AAA         1,885      1,816,669

Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11.....      AAA         3,000      2,910,000

San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08..............................      AAA         1,335      1,279,931

Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13......      AAA         2,100      1,934,625

Ventura County Pension Obligation
Taxable 6.54%, 11/1/05..............      AAA         1,325      1,268,687
                                                              ------------
                                                                21,477,162
                                                              ------------

FLORIDA--0.4%
Tampa Solid Waste System Revenue
Taxable Series A 6.23%, 10/1/05.....      AAA         2,820      2,640,225

6                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
ILLINOIS--0.5%
Illinois Educational Facilities
Authority-Loyola University Revenue
Taxable Series A 7.84%, 7/1/24......      AAA       $ 3,410   $  3,358,850

MASSACHUSETTS--0.2%
Massachusetts Port Authority Revenue
Taxable Series C 6.05%, 7/1/02......      AA-         1,575      1,529,719

NEW JERSEY--0.2%
New Jersey Sports & Exposition
Authority Revenue Taxable Series A
6.75%, 3/1/10.......................      AAA         1,780      1,684,325

OREGON--0.4%
Multnomah County Pension Obligation
Revenue Taxable 7.20%, 6/1/10.......      AAA         2,590      2,528,488

PENNSYLVANIA--1.3%
Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems Revenue
Taxable Series A 5.69%, 4/15/07.....      AAA         3,000      2,703,750

Philadelphia Authority For
Industrial Development Pension
Funding Retirement Systems Revenue
Taxable Series A 5.79%, 4/15/09.....      AAA         3,020      2,676,475

Pittsburgh Pension Obligation
Taxable Series C 6.50%, 3/1/17......      AAA         4,250      3,803,750
                                                              ------------
                                                                 9,183,975
                                                              ------------

TEXAS--1.2%
Dallas-Fort Worth International
Airport Revenue Taxable 6.40%,
11/1/06.............................      AAA         4,415      4,132,440

Dallas-Fort Worth International
Airport Revenue Taxable 6.40%,
11/1/07.............................      AAA         1,200      1,113,600
Texas Taxable Veterans Limited
Series B 6.05%, 12/1/02.............       AA         3,000      2,902,500
                                                              ------------
                                                                 8,148,540
                                                              ------------
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $53,685,585)                                   50,551,284
--------------------------------------------------------------------------
                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------

ASSET-BACKED SECURITIES--4.5%
Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28....      AAA       $ 1,500   $  1,428,516

Capita Equipment Receivables Trust
97-1, B 6.45%, 8/15/02..............       A+         3,500      3,450,234

Discover Card Master Trust I 98-6, A
5.85%, 1/17/06......................      AAA         1,250      1,193,625

Discover Card Master Trust I 98-7, A
5.60%, 5/16/06......................      AAA         5,000      4,714,000

Ford Credit Auto Owner Trust 98-C, B
6.06%, 2/15/03......................       A          4,000      3,897,320

Green Tree Financial Corp. 96-2, M1
7.60%, 4/15/27......................      AA-         3,325      3,192,000

Honda Auto Lease Trust 99-A, A5
6.65%, 7/15/05......................      AAA         5,500      5,439,844

Premier Auto Trust 98-3, B 6.14%,
9/8/04..............................       A+         2,500      2,433,311

Triangle Funding Ltd. 98-2A,
8.1312%, 10/15/04(d)................      BBB         6,000      5,964,375
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $32,459,606)                                   31,713,225
--------------------------------------------------------------------------

CORPORATE BONDS--6.1%

BANKS (MAJOR REGIONAL)--0.5%
U.S. Bank of Minnesota N.A. 6.30%,
7/15/08.............................       A          1,500      1,380,000

Wachovia Corp. 5.625%, 12/15/08.....       A+         2,500      2,156,250
                                                              ------------
                                                                 3,536,250
                                                              ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.9%
CSC Holdings, Inc. 7.625%,
7/15/18.............................      BB+         3,000      2,602,500

Charter Communications Holdings LLC
8.625%, 4/1/09......................       B+           900        790,875

Turner Broadcasting System, Inc.
8.375%, 7/1/13......................      BBB         3,000      3,026,250
                                                              ------------
                                                                 6,419,625
                                                              ------------

                       See Notes to Financial Statements                       7

Phoenix-Oakhurst Income & Growth Fund

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
COMMUNICATIONS EQUIPMENT--0.3%
Metromedia Fiber Network, Inc.
Series B 10%, 11/15/08..............       B+       $ 2,000   $  1,910,000

COMPUTERS (SOFTWARE & SERVICES)--0.3%
Computer Associates International,
Inc. Series B 6.375%, 4/15/05.......      BBB+        2,350      2,179,625

ENTERTAINMENT--0.3%
Capitol Records, Inc. 144A 8.375%,
8/15/09(b)..........................      BBB+        2,400      2,418,000

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.4%
Station Casinos, Inc. 8.875%,
12/1/08.............................       B+         2,630      2,537,950

HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Tenet Healthcare Corp. 8%,
1/15/05.............................      BB+         2,500      2,406,250

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Boston Scientific Corp. 6.625%,
3/15/05.............................      BBB         2,425      2,258,281

LEISURE TIME (PRODUCTS)--0.3%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07...........       B-         2,500      2,300,000

PAPER & FOREST PRODUCTS--0.7%
Buckeye Technologies, Inc. 8.50%,
12/15/05............................      BB-         5,000      4,825,000

PUBLISHING--0.3%
American Lawyer Media, Inc. Series B
9.75%, 12/15/07.....................       B          2,000      1,890,000

SERVICES (COMMERCIAL & CONSUMER)--0.3%
Budget Group, Inc. 9.125%, 4/1/06...      BB-         2,500      2,037,500

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
Level 3 Communications, Inc. 9.125%,
5/1/08..............................       B          2,565      2,244,375

TELEPHONE--0.3%
Century Telephone Enterprises, Inc.
Series F 6.30%, 1/15/08.............      BBB+        2,500      2,237,500

TEXTILES (APPAREL)--0.4%
Collins & Aikman Products Co.
11.50%, 4/15/06.....................       B          2,500      2,462,500
                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------

TRUCKS & PARTS--0.2%
Cummins Engine, Inc. 6.45%,
3/1/05..............................      BBB+      $ 1,250   $  1,164,063
--------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $46,478,015)                                   42,826,919
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--14.9%

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 11/17/07.....      AAA         5,000      4,637,500

CS First Boston Mortgage Securities
Corp. 97-C2, B 6.72%, 11/17/07......     Aa(c)       11,000     10,367,500

DLJ Commercial Mortgage Corp.
98-CF2, A1B 6.24%, 11/12/31.........     Aaa(c)       2,800      2,555,000

DLJ Commercial Mortgage Corp.
99-CG1, A1B 6.46%, 1/10/09..........     Aaa(c)       2,000      1,837,187

DLJ Mortgage Acceptance Corp.
96-CF1, A1B 144A 7.58%,
2/12/06(b)..........................      AAA         4,400      4,354,625

DLJ Mortgage Acceptance Corp.
97-CF2, B2 144A 7.14%,
11/15/08(b).........................      BBB-        5,000      4,454,687

First Union - Lehman Brothers - Bank
of America 98-C2, D 6.778%,
3/18/13.............................      BBB         5,500      4,812,500

First Union - Lehman Brothers
Commercial Mortgage 97-C1, B 7.43%,
4/18/07.............................     Aa(c)        2,500      2,418,750

First Union Commercial Mortgage
Trust 99-C1, A2 6.07%, 10/15/08.....      AAA         1,800      1,629,844

G.E. Capital Mortgage Services, Inc.
94-9, M 6.50%, 2/25/24..............       AA        10,462      9,679,444

G.E. Capital Mortgage Services, Inc.
96-4, A5 7%, 3/25/26................      AAA         8,570      8,059,526

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26.............       AA           477        461,741

GMAC Commercial Mortgage Securities,
Inc. 97-C2, B 6.703%, 12/15/07......     Aa(c)        7,000      6,351,406

8                      See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
LB Commercial Conduit Mortgage Trust
98-C4, A1B 6.21%, 10/15/08..........      AAA       $ 5,000   $  4,534,375
LB Commercial Conduit Mortgage Trust
99-C2, A2 7.325%, 9/15/09...........     Aaa(c)       2,000      1,970,625

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07.............................      AA+         4,340      4,110,794

Nationslink Funding Corp. 96-1, B
7.69%, 12/20/05.....................       AA         1,500      1,481,426

Norwest Asset Securities Corp.
99-13, B1 6.75%, 5/25/29............     AA(c)        9,108      8,510,281

Prudential Home Mortgage Securities
94-15, M 6.80%, 5/25/24.............     Aaa(c)       7,834      7,390,968
Residential Funding Mortgage
Securities I 96-S1, A11 7.10%,
1/25/26.............................      AAA         2,800      2,649,500

Residential Funding Mortgage
Securities I 96-S4, M1 7.25%,
2/25/26.............................       AA         3,796      3,582,460
Securitized Asset Sales, Inc. 93-J,
2B 6.808%, 11/28/23.................     AAA(c)       9,127      8,607,441
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $110,643,976)                                 104,457,580
--------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--9.3%

CHILE--0.4%
Republic of Chile 6.875% 04/28/09...       A-         3,300      2,994,750
BULGARIA--0.9%
Republic of Bulgaria FLIRB Bearer
Series A 2.75%, 7/28/12(d)..........      B(c)        6,305      4,397,738

Republic of Bulgaria IAB Series PDI
7.063%, 7/28/11(d)..................      B(c)        2,750      2,083,125
                                                              ------------
                                                                 6,480,863
                                                              ------------
COLOMBIA--0.2%
Republic of Colombia 10.875%,
3/9/04..............................      BB+         1,225      1,151,500
COSTA RICA--0.6%
Republic of Costa Rica 144A 9.335%,
5/15/09(b)..........................       BB         4,185      4,247,775
                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------

CROATIA--1.0%
Croatia Series B 7.0625%,
7/31/06(d)..........................      BBB-      $ 3,383   $  3,120,891
Croatia Series A 7.0625%,
7/31/10(d)..........................      BBB-        4,105      3,663,324
                                                              ------------
                                                                 6,784,215
                                                              ------------

EL SALVADOR--0.4%
Republic of El Salvador 144A 9.50%,
8/15/06(b)..........................      BB+         2,500      2,562,500

MEXICO--1.8%
United Mexican States 10.375%,
2/17/09.............................      BB+         3,750      3,951,563

United Mexican States 11.375%,
9/15/16.............................      BB+           500        566,563

United Mexican States 11.50%,
5/15/26.............................      BB+         6,800      8,049,500
                                                              ------------
                                                                12,567,626
                                                              ------------

PANAMA--0.9%
Republic of Panama 8.875%,
9/30/27.............................      BB+         5,000      4,237,500
Republic of Panama 9.375%, 4/1/29...      BB+         2,000      1,897,500
                                                              ------------
                                                                 6,135,000
                                                              ------------

PHILIPPINES--0.5%
Republic of Philippines 8.875%,
4/15/08.............................      BB+         3,900      3,578,250

POLAND--1.3%
Poland Bearer PDI 6%, 10/27/14(d)...      BBB         6,535      5,885,584
Poland Registered PDI 6%,
10/27/14(d).........................      BBB         4,000      3,602,500
                                                              ------------
                                                                 9,488,084
                                                              ------------

SOUTH KOREA--0.5%
Republic of Korea 8.875%, 4/15/08...      BBB         3,680      3,801,808

TURKEY--0.8%
Republic of Turkey 11.875%,
11/5/04.............................       B+         2,000      2,100,000
Republic of Turkey 12.375%,
6/15/09.............................       B+         3,500      3,797,500
                                                              ------------
                                                                 5,897,500
                                                              ------------
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $65,916,944)                                   65,689,871
--------------------------------------------------------------------------

                       See Notes to Financial Statements                       9

Phoenix-Oakhurst Income & Growth Fund

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
FOREIGN CORPORATE BONDS--1.8%

ARGENTINA--0.4%
Compania de Radiocomunicaciones
Moviles SA 144A 9.25%, 5/8/08(b)....      BBB-      $ 1,500   $  1,346,250

Compania de Radiocomunicaciones
Moviles SA 9.25%, 5/8/08............      BBB-        1,300      1,166,750
                                                              ------------
                                                                 2,513,000
                                                              ------------
CAYMAN ISLANDS--0.1%
Pemex Finance Ltd. 7.33%, 5/15/12...      AAA         1,000        948,500
CHILE--0.4%
Compania Sud Americana de Vapores SA
RegS 7.375%, 12/8/03................      BBB           610        581,098
Petropower I Funding Trust 144A
7.36%, 2/15/14(b)...................      BBB         2,242      1,938,507
                                                              ------------
                                                                 2,519,605
                                                              ------------

GREECE--0.3%
Fage Dairy Industries SA 9%,
2/1/07..............................       BB         3,000      2,508,750
LUXEMBOURG--0.6%
Tyco International Group SA 6.375%,
6/15/05.............................       A-         4,800      4,494,000
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $14,088,707)                                   12,983,855
--------------------------------------------------------------------------

                                                     SHARES
                                                    --------
COMMON STOCKS--47.4%

AEROSPACE/DEFENSE--0.5%
Boeing Co. (The)....................                 54,300      2,155,031
General Dynamics Corp...............                 27,600      1,614,600
                                                              ------------
                                                                 3,769,631
                                                              ------------

ALUMINUM--0.1%
Alcoa, Inc..........................                 14,200        921,225

AUTO PARTS & EQUIPMENT--0.0%
TRW, Inc............................                  3,300        193,050

                                                     SHARES      VALUE
                                                    --------  ------------

AUTOMOBILES--1.5%
Ford Motor Co.......................                140,200   $  7,667,187
General Motors Corp.................                 29,000      2,715,125
                                                              ------------
                                                                10,382,312
                                                              ------------

BANKS (MAJOR REGIONAL)--0.7%
Bank One Corp.......................                 20,500        625,250
Fleet Boston Financial Corp.........                 54,700      1,938,431
Mellon Financial Corp...............                 14,800        475,450
Wells Fargo & Co....................                 48,400      1,987,425
                                                              ------------
                                                                 5,026,556
                                                              ------------

BANKS (MONEY CENTER)--1.3%
Chase Manhattan Corp. (The).........                100,100      7,213,456
Morgan (J.P.) & Co., Inc............                 17,000      2,182,375
                                                              ------------
                                                                 9,395,831
                                                              ------------

BANKS (REGIONAL)--0.5%
Cullen/Frost Bankers, Inc...........                 36,800        908,500
Silicon Valley Bancshares(e)........                 16,600      1,025,050
UnionBanCal Corp....................                 62,200      1,722,162
                                                              ------------
                                                                 3,655,712
                                                              ------------

BEVERAGES (ALCOHOLIC)--0.3%
Anheuser-Busch Cos., Inc............                 29,700      2,095,706

BEVERAGES (NON-ALCOHOLIC)--0.4%
Coca-Cola Co. (The).................                 43,700      2,056,631
PepsiCo, Inc........................                 17,700        649,369
                                                              ------------
                                                                 2,706,000
                                                              ------------

BIOTECHNOLOGY--0.1%
Amgen, Inc.(e)......................                 16,400        918,400

CHEMICALS--0.5%
Dow Chemical Co. (The)..............                 18,600      2,101,800
du Pont (E.I.) de Nemours & Co......                 29,000      1,375,687
                                                              ------------
                                                                 3,477,487
                                                              ------------

CHEMICALS (SPECIALTY)--0.1%
Lubrizol Corp. (The)................                 34,000        871,250

COMMUNICATIONS EQUIPMENT--1.8%
ADC Telecommunications, Inc.(e).....                 15,600        947,700
Comverse Technology, Inc.(e)........                 12,000      1,070,250
Lucent Technologies, Inc............                 76,800      4,776,000
Motorola, Inc.......................                 17,400      2,071,687

10                     See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                     SHARES      VALUE
                                                    --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
QUALCOMM, Inc.(e)...................                 19,200   $  2,082,000
Scientific-Atlanta, Inc.............                 10,800        702,675
Tellabs, Inc.(e)....................                 13,500        739,969
                                                              ------------
                                                                12,390,281
                                                              ------------

COMPUTERS (HARDWARE)--2.8%
Apple Computer, Inc.(e).............                 11,400      1,414,312
Compaq Computer Corp................                 49,000      1,433,250
Dell Computer Corp.(e)..............                 49,600      2,486,200
Electronics for Imaging, Inc.(e)....                 15,900        830,775
Hewlett-Packard Co..................                 34,500      4,657,500
International Business Machines
Corp................................                 45,100      5,034,287
NCR Corp.(e)........................                 12,800        494,400
Sun Microsystems, Inc.(e)...........                 35,100      3,227,006
                                                              ------------
                                                                19,577,730
                                                              ------------

COMPUTERS (NETWORKING)--1.6%
Cisco Systems, Inc.(e)..............                160,200     11,106,366
COMPUTERS (PERIPHERALS)--0.7%
EMC Corp.(e)........................                 33,400      4,640,512
COMPUTERS (SOFTWARE & SERVICES)--3.7%
Adobe Systems, Inc..................                  5,400        653,062
America Online, Inc.(e).............                 59,200      3,540,900
Computer Associates International,
Inc.................................                 39,576      2,208,835
Dendrite International, Inc.(e).....                 11,800        269,925
Informix Corp.(e)...................                 23,700        260,700
Microsoft Corp.(e)..................                140,500      9,799,875
Oracle Corp.(e).....................                 71,600      5,723,525
Unisys Corp.(e).....................                 18,200        422,012
VERITAS Software Corp.(e)...........                  8,800        943,937
Yahoo!, Inc.(e).....................                 14,100      1,836,525
                                                              ------------
                                                                25,659,296
                                                              ------------
CONSUMER FINANCE--0.1%
AmeriCredit Corp.(e)................                 10,000        186,875
PMI Group, Inc. (The)...............                  3,100        150,156
Providian Financial Corp............                  2,700        237,769
                                                              ------------
                                                                   574,800
                                                              ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
Temple-Inland, Inc..................                 18,100        907,262

CONTAINERS (METAL & GLASS)--0.0%
Ball Corp...........................                  9,100        286,650

                                                     SHARES      VALUE
                                                    --------  ------------

DISTRIBUTORS (FOOD & HEALTH)--0.2%
Andrx Corp.(e)......................                  3,300   $    168,919
Cardinal Health, Inc................                 14,000        770,875
SUPERVALU, Inc......................                 26,300        544,081
                                                              ------------
                                                                 1,483,875
                                                              ------------

ELECTRIC COMPANIES--1.4%
Consolidated Edison, Inc............                 24,900        876,169
DTE Energy Co.......................                 46,700      1,523,587
Duke Energy Corp....................                 13,000        747,500
Minnesota Power, Inc................                 83,500      1,539,531
PECO Energy Co......................                 36,600      1,525,762
Texas Utilities Co..................                 27,500        926,406
UtiliCorp United, Inc...............                126,400      2,433,200
                                                              ------------
                                                                 9,572,155
                                                              ------------

ELECTRICAL EQUIPMENT--2.3%
General Electric Co.................                 94,000     14,781,500
Rockwell International Corp.........                 16,800        661,500
Solectron Corp.(e)..................                 10,700        500,894
                                                              ------------
                                                                15,943,894
                                                              ------------

ELECTRONICS (INSTRUMENTATION)--0.1%
PerkinElmer, Inc....................                 16,700        914,325

ELECTRONICS (SEMICONDUCTORS)--2.8%
Adaptec, Inc.(e)....................                 19,500        526,500
Advanced Micro Devices, Inc.(e).....                  7,000        614,250
Analog Devices, Inc.(e).............                  5,300        407,106
Conexant Systems, Inc.(e)...........                 11,500        688,562
Cypress Semiconductor Corp.(e)......                 11,500        597,281
Integrated Device Technology,
Inc.(e).............................                 27,200      1,307,300
Intel Corp..........................                 91,000     11,539,937
National Semiconductor Corp.(e).....                  9,800        595,350
Texas Instruments, Inc..............                 21,400      3,485,525
                                                              ------------
                                                                19,761,811
                                                              ------------

ENTERTAINMENT--0.5%
Time Warner, Inc....................                 23,400      2,104,537
Viacom, Inc. Class B(e).............                 20,200      1,098,375
                                                              ------------
                                                                 3,202,912
                                                              ------------

EQUIPMENT (SEMICONDUCTORS)--0.5%
Applied Materials, Inc.(e)..........                 18,800      1,914,075
Electroglas, Inc.(e)................                  9,000        348,750
KLA-Tencor Corp.(e).................                  7,400        554,075

                       See Notes to Financial Statements                      11

Phoenix-Oakhurst Income & Growth Fund

                                                     SHARES      VALUE
                                                    --------  ------------
EQUIPMENT (SEMICONDUCTORS)--CONTINUED
Lam Research Corp.(e)...............                 21,000   $    963,375
                                                              ------------
                                                                 3,780,275
                                                              ------------
FINANCIAL (DIVERSIFIED)--2.6%
Ambac Financial Group, Inc..........                  5,500        264,000
Citigroup, Inc......................                144,800      8,606,550
Fannie Mae..........................                 32,400      1,954,125
Morgan Stanley Dean Witter & Co.....                101,000      7,751,750
                                                              ------------
                                                                18,576,425
                                                              ------------

FOODS--0.6%
International Home Foods, Inc.(e)...                 48,000        699,000
Keebler Foods Co.(e)................                 29,000        911,687
Kellogg Co.(e)......................                 11,000        268,812
Quaker Oats Co. (The)...............                 33,300      2,170,744
                                                              ------------
                                                                 4,050,243
                                                              ------------

FOOTWEAR--0.1%
NIKE, Inc. Class B..................                  7,800        338,812

HEALTH CARE (DIVERSIFIED)--1.3%
Abbott Laboratories.................                 20,000        768,750
Allergan, Inc. .....................                  8,700        512,212
American Home Products Corp.........                 22,900      1,286,694
Bristol-Myers Squibb Co.............                 31,700      1,662,269
Johnson & Johnson...................                 33,400      2,755,500
Warner-Lambert Co...................                 17,400      1,980,337
                                                              ------------
                                                                 8,965,762
                                                              ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--2.2%
Lilly (Eli) & Co....................                 36,700      2,837,369
Merck & Co., Inc....................                 68,600      4,767,700
Pfizer, Inc.........................                120,200      5,063,425
Pharmacia Corp......................                 17,731        885,442
Schering-Plough Corp................                 55,800      2,249,438
                                                              ------------
                                                                15,803,374
                                                              ------------
HEALTH CARE (GENERIC AND OTHER)--0.1%
Jones Pharma, Inc...................                 10,000        288,125
Medicis Pharmaceutical Corp. Class
A(e)................................                  5,300        231,875
                                                              ------------
                                                                   520,000
                                                              ------------

HEALTH CARE (MANAGED CARE)--0.4%
PacifiCare Health Systems,
Inc.(e).............................                  9,700        498,944
Trigon Healthcare, Inc.(e)..........                 11,300        406,094

                                                     SHARES      VALUE
                                                    --------  ------------
HEALTH CARE (MANAGED CARE)--CONTINUED
UnitedHealth Group, Inc.............                 22,000   $  1,467,125
Wellpoint Health Networks,
Inc.(e).............................                 10,400        767,000
                                                              ------------
                                                                 3,139,163
                                                              ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.1%
Bard (C.R.), Inc....................                 10,400        453,050

HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
Whirlpool Corp......................                 13,300        866,163

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.5%
Church & Dwight Co., Inc............                 26,000        464,750
Kimberly-Clark Corp. ...............                 12,700        737,394
Procter & Gamble Co. (The)..........                 37,300      2,224,013
                                                              ------------
                                                                 3,426,157
                                                              ------------

HOUSEWARES--0.2%
Tupperware Corp.....................                 66,300      1,251,413

INSURANCE (LIFE/HEALTH)--0.2%
Lincoln National Corp...............                 35,400      1,232,363

INSURANCE (MULTI-LINE)--0.1%
American International Group,
Inc.................................                  1,625        178,242
CIGNA Corp..........................                  6,400        510,400
Loews Corp..........................                  6,100        336,263
                                                              ------------
                                                                 1,024,905
                                                              ------------

INSURANCE (PROPERTY-CASUALTY)--0.0%
MGIC Investment Corp. ..............                  6,800        325,125

INSURANCE BROKERS--0.3%
Gallagher (Arthur J.) & Co. ........                 48,600      1,810,350

INVESTMENT BANKING/BROKERAGE--0.8%
AXA Financial, Inc..................                 58,600      1,911,825
Lehman Brothers Holdings, Inc.......                  5,000        410,313
Merrill Lynch & Co., Inc............                 30,600      3,119,288
Schwab (Charles) Corp. (The)........                 11,700        520,650
                                                              ------------
                                                                 5,962,076
                                                              ------------

IRON & STEEL--0.0%
Nucor Corp..........................                  7,100        305,300

MACHINERY (DIVERSIFIED)--0.4%
Dover Corp..........................                 30,000      1,524,375
Ingersoll-Rand Co...................                 22,000      1,032,625

12                     See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                                     SHARES      VALUE
                                                    --------  ------------
MACHINERY (DIVERSIFIED)--CONTINUED
Tecumseh Products Co. Class A.......                  7,800   $    362,213
                                                              ------------
                                                                 2,919,213
                                                              ------------

MANUFACTURING (DIVERSIFIED)--1.0%
American Standard Companies,
Inc.(e).............................                  6,300        258,300
Minnesota Mining and Manufacturing
Co..................................                 10,800        934,200
Pentair, Inc. ......................                  4,600        175,950
Tyco International Ltd..............                 63,400      2,912,438
United Technologies Corp............                 41,800      2,599,438
                                                              ------------
                                                                 6,880,326
                                                              ------------

MANUFACTURING (SPECIALIZED)--0.0%
Briggs & Stratton Corp..............                  7,100        272,463
METAL FABRICATORS--0.1%
Mueller Industries, Inc.(e).........                 18,800        619,225

NATURAL GAS--0.5%
El Paso Energy Corp.................                  6,200        263,500
Equitable Resources, Inc............                 31,100      1,442,263
KeySpan Corp........................                  8,400        246,750
Sempra Energy.......................                 69,300      1,286,381
                                                              ------------
                                                                 3,238,894
                                                              ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.0%
Tidewater, Inc......................                  8,200        243,950

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Anadarko Petroleum Corp.............                 26,000      1,129,375
Apache Corp.........................                 37,600      1,821,250
Kerr-McGee Corp.....................                 32,900      1,702,575
Noble Affiliates, Inc...............                  9,100        328,169
                                                              ------------
                                                                 4,981,369
                                                              ------------

OIL & GAS (REFINING & MARKETING)--0.1%
Ultramar Diamond Shamrock Corp......                 40,600      1,004,850
OIL (DOMESTIC INTEGRATED)--0.1%
Occidental Petroleum Corp. .........                 18,000        385,875

OIL (INTERNATIONAL INTEGRATED)--1.4%
Chevron Corp........................                 18,100      1,540,763
Exxon Mobil Corp....................                 97,136      7,546,253
Texaco, Inc.........................                 15,200        752,400
                                                              ------------
                                                                 9,839,416
                                                              ------------

                                                     SHARES      VALUE
                                                    --------  ------------

PAPER & FOREST PRODUCTS--0.6%
Champion International Corp.........                 15,000   $    986,250
Georgia-Pacific Group...............                 30,600      1,124,550
International Paper Co..............                  9,800        360,150
Louisiana-Pacific Corp..............                 43,000        575,125
Westvaco Corp. .....................                  7,700        237,738
Weyerhaeuser Co.....................                 18,900      1,009,969
Willamette Industries, Inc..........                  5,500        210,031
                                                              ------------
                                                                 4,503,813
                                                              ------------

PHOTOGRAPHY/IMAGING--0.4%
Eastman Kodak Co....................                 37,300      2,086,469
In Focus Systems, Inc.(e)...........                 19,600        586,775
                                                              ------------
                                                                 2,673,244
                                                              ------------

PUBLISHING (NEWSPAPERS)--0.3%
Knight-Ridder, Inc..................                 27,400      1,344,313
Tribune Co. ........................                 16,000        622,000
                                                              ------------
                                                                 1,966,313
                                                              ------------

RAILROADS--0.1%
Kansas City Southern Industries,
Inc.(e).............................                  4,400        316,250
Union Pacific Corp. ................                  7,600        320,150
                                                              ------------
                                                                   636,400
                                                              ------------

RESTAURANTS--0.1%
Darden Restaurants, Inc.............                 20,000        368,750

RETAIL (BUILDING SUPPLIES)--0.7%
Home Depot, Inc. (The)..............                 62,623      3,510,802
Lowe's Cos., Inc. ..................                 25,500      1,262,250
                                                              ------------
                                                                 4,773,052
                                                              ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.3%
Best Buy Co., Inc.(e)...............                 12,000        969,000
Circuit City Stores-Circuit City
Group...............................                 16,900        993,931
                                                              ------------
                                                                 1,962,931
                                                              ------------

RETAIL (DEPARTMENT STORES)--0.1%
Federated Department Stores,
Inc.(e).............................                 15,400        523,600

RETAIL (DISCOUNTERS)--0.1%
Ross Stores, Inc. ..................                 30,000        622,500

RETAIL (GENERAL MERCHANDISE)--1.4%
Sears, Roebuck & Co.................                 23,000        842,375
Target Corp.........................                 26,000      1,730,625

                       See Notes to Financial Statements                      13

Phoenix-Oakhurst Income & Growth Fund

                                                     SHARES      VALUE
                                                    --------  ------------
RETAIL (GENERAL MERCHANDISE)--CONTINUED
Wal-Mart Stores, Inc................                136,200   $  7,542,075
                                                              ------------
                                                                10,115,075
                                                              ------------

RETAIL (SPECIALTY)--0.1%
Zale Corp.(e).......................                 11,200        462,000
RETAIL (SPECIALTY-APPAREL)--0.1%
Gap, Inc. (The).....................                 12,150        446,513
TJX Cos., Inc. (The)................                 18,300        351,131
                                                              ------------
                                                                   797,644
                                                              ------------
SERVICES (ADVERTISING/MARKETING)--0.2%
Interpublic Group of Companies, Inc.
(The)...............................                  4,200        172,200
Omnicom Group, Inc..................                 15,300      1,393,256
                                                              ------------
                                                                 1,565,456
                                                              ------------

SERVICES (COMMERCIAL & CONSUMER)--0.1%
Block (H&R), Inc....................                  7,800        326,138
Cendant Corp.(e)....................                 12,900        199,144
Convergys Corp.(b)..................                  5,400        237,600
Hertz Corp. (The) Class A(e)........                  7,100        221,431
                                                              ------------
                                                                   984,313
                                                              ------------

SERVICES (COMPUTER SYSTEMS)--0.4%
Electronic Data Systems Corp........                 28,600      1,966,250
MarchFirst, Inc.(e).................                  7,000        149,188
Sabre Holdings Corp.................                 16,800        586,950
                                                              ------------
                                                                 2,702,388
                                                              ------------
SERVICES (DATA PROCESSING)--0.3%
First Data Corp.....................                 17,300        842,294
MedQuist, Inc.(e)...................                  8,600        304,763
Paychex, Inc. ......................                 18,100        952,513
                                                              ------------
                                                                 2,099,570
                                                              ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.5%
Nextel Communications, Inc. Class
A(e)................................                 11,200      1,225,700
Sprint Corp. (PCS Group)(e).........                 38,700      2,128,500
                                                              ------------
                                                                 3,354,200
                                                              ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.0%
AT&T Corp. .........................                 78,000      3,641,625
MCI WorldCom, Inc.(e)...............                 77,600      3,525,950
                                                              ------------
                                                                 7,167,575
                                                              ------------

                                                     SHARES      VALUE
                                                    --------  ------------

TELEPHONE--1.6%
Bell Atlantic Corp. ................                 37,000   $  2,192,250
BellSouth Corp. ....................                128,800      6,270,950
GTE Corp. ..........................                  9,000        609,750
SBC Communications, Inc.............                 48,500      2,124,906
                                                              ------------
                                                                11,197,856
                                                              ------------

TEXTILES (APPAREL)--0.1%
Jones Apparel Group, Inc.(e)........                 25,200        748,125

TOBACCO--0.4%
Philip Morris Companies, Inc........                119,800      2,620,625
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $250,885,056)                                 333,496,996
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.3%

COMMUNICATIONS EQUIPMENT--0.5%
Nortel Networks Corp. (Canada)......                 30,100      3,408,825

FOODS--0.3%
Unilever NV NY Registered Shares
(Netherlands).......................                 45,900      2,091,319

OIL (INTERNATIONAL INTEGRATED)--0.4%
Royal Dutch Petroleum Co. NY
Registered Shares (Netherlands).....                 46,700      2,679,412

RAILROADS--0.1%
Canadian National Railway Co.
(Canada)............................                 26,200        735,238
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $8,092,946)                                     8,914,794
--------------------------------------------------------------------------

UNIT INVESTMENT TRUSTS--0.4%
S&P 500 Depository Receipts.........                 18,800      2,734,225
--------------------------------------------------------------------------
TOTAL UNIT INVESTMENT TRUSTS
(IDENTIFIED COST $2,610,216)                                     2,734,225
--------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.3%
(IDENTIFIED COST $616,511,749)                                 683,837,639
--------------------------------------------------------------------------

14                     See Notes to Financial Statements

Phoenix-Oakhurst Income & Growth Fund

                                        STANDARD
                                        & POOR'S      PAR
                                         RATING      VALUE
                                      (Unaudited)    (000)       VALUE
                                      ------------  --------  ------------
SHORT-TERM OBLIGATIONS--2.6%

COMMERCIAL PAPER--2.6%
Pitney Bowes Credit Corp. 6.05%,
5/1/00..............................      A-1+      $ 6,135   $  6,135,000

Corporate Asset Funding Co. 6.06%,
5/2/00..............................      A-1+        2,000      1,999,663

Vermont American Corp. 5.97%,
5/4/00..............................      A-1+        4,740      4,737,642
SBC Communications, Inc. 6.01%,
5/9/00..............................      A-1+        3,000      2,995,993

American Home Products Corp. 6.10%,
6/5/00..............................      A-1         2,500      2,485,174
                                                              ------------
                                                                18,353,472
                                                              ------------
--------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $18,353,472)                                   18,353,472
--------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $634,865,221)                                  702,191,111(a)
Cash and receivables, less liabilities--0.1%                      1,011,081
                                                               ------------
NET ASSETS--100.0%                                             $703,202,192
                                                               ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $103,226,961 and gross depreciation of $35,996,445 for federal income tax purposes. At April 30, 2000, the aggregate cost of securities for federal income tax purposes was $634,960,595.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2000, these securities amounted to a value of $21,322,344 or 3.0% of net assets.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.

                       See Notes to Financial Statements                      15

PHOENIX-OAKHURST INCOME & GROWTH FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2000

ASSETS
Investment securities at value
  (Identified cost $634,865,221)                              $  702,191,111
Cash                                                                  52,008
Receivables
  Dividends and interest                                           5,227,437
  Fund shares sold                                                    49,356
Prepaid expenses                                                      11,296
                                                              --------------
    Total assets                                                 707,531,208
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          2,866,311
  Investment securities purchased                                    453,833
  Investment advisory fee                                            411,136
  Distribution fee                                                   290,412
  Transfer agent fee                                                 145,562
  Financial agent fee                                                 32,058
  Trustees' fee                                                       11,223
Accrued expenses                                                     118,481
                                                              --------------
    Total liabilities                                              4,329,016
                                                              --------------
NET ASSETS                                                    $  703,202,192
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  615,974,667
Undistributed net investment income                                2,667,915
Accumulated net realized gain                                     17,233,720
Net unrealized appreciation                                       67,325,890
                                                              --------------
NET ASSETS                                                    $  703,202,192
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $475,853,639)        48,809,390
Net asset value per share                                              $9.75
Offering price per share $9.75/(1-5.75%)                              $10.34
CLASS B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $226,992,088)        23,227,764
Net asset value and offering price per share                           $9.77
CLASS C
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization (Net Assets $356,465)                36,204
Net asset value and offering price per share                           $9.85

                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 2000

INVESTMENT INCOME
Interest                                                      $   32,748,651
Dividends                                                          4,741,672
Foreign taxes withheld                                               (32,536)
                                                              --------------
    Total investment income                                       37,457,787
                                                              --------------
EXPENSES
Investment advisory fee                                            5,496,149
Distribution fee, Class A                                          1,288,979
Distribution fee, Class B                                          2,694,140
Distribution fee, Class C                                              1,512
Financial agent fee                                                  387,906
Transfer agent                                                     1,162,219
Custodian                                                             98,037
Printing                                                              56,415
Professional                                                          29,177
Trustees                                                              18,294
Registration                                                           9,983
Miscellaneous                                                         25,560
                                                              --------------
    Total expenses                                                11,268,371
    Custodian fees paid indirectly                                    (4,963)
                                                              --------------
    Net expenses                                                  11,263,408
                                                              --------------
NET INVESTMENT INCOME                                             26,194,379
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   20,554,052
Net change in unrealized appreciation (depreciation) on
  investments                                                    (18,703,927)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,850,125
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   28,044,504
                                                              ==============

16                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                        YEAR
                                                       ENDED       YEAR ENDED
                                                      4/30/00       4/30/99
                                                    ------------  ------------
FROM OPERATIONS
  Net investment income (loss)                      $ 26,194,379  $ 28,357,686
  Net realized gain (loss)                            20,554,052     7,074,081
  Net change in unrealized appreciation
    (depreciation)                                   (18,703,927)   26,170,493
                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                        28,044,504    61,602,260
                                                    ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                     (17,689,945)  (19,397,606)
  Net investment income, Class B                      (6,703,782)  (10,518,250)
  Net investment income, Class C                          (3,929)           --
  Net realized gains, Class A                                 --   (43,303,686)
  Net realized gains, Class B                                 --   (24,388,234)
  In excess of net realized gains, Class A                    --    (1,947,627)
  In excess of net realized gains, Class B                    --    (1,096,886)
                                                    ------------  ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
    SHAREHOLDERS                                     (24,397,656) (100,652,289)
                                                    ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,180,916 and
    4,894,329 shares, respectively)                   21,015,756    49,000,837
  Net asset value of shares issued from
    Convertible Fund merger (0 and 16,132,079
    shares, respectively)                                     --   156,615,165
  Net asset value of shares issued from
    reinvestment of distributions
    (1,424,076 and 5,607,651 shares, respectively)    13,693,891    52,935,795
  Cost of shares repurchased (13,180,013 and
    13,333,886 shares, respectively)                (126,494,460) (131,232,769)
                                                    ------------  ------------
Total                                                (91,784,813)  127,319,028
                                                    ------------  ------------
CLASS B
  Proceeds from sales of shares (610,440 and
    1,583,031 shares, respectively)                    5,852,733    15,437,928
  Net asset value of shares issued from
    Convertible Fund merger (0 and 740,793 shares,
    respectively)                                             --     7,207,950
  Net asset value of shares issued from
    reinvestment of distributions
    (564,766 and 3,039,308 shares, respectively)       5,454,908    28,805,790
  Cost of shares repurchased (10,023,331 and
    8,694,838 shares, respectively)                  (96,376,342)  (85,529,726)
                                                    ------------  ------------
Total                                                (85,068,701)  (34,078,058)
                                                    ------------  ------------
CLASS C
  Proceeds from sales of shares (35,821 and 0
    shares, respectively)                                346,138            --
  Net asset value of shares issued from
    reinvestment of distributions
    (383 and 0 shares, respectively)                       3,800            --
                                                    ------------  ------------
Total                                                    349,938            --
                                                    ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE
    TRANSACTIONS                                    (176,503,576)   93,240,970
                                                    ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS             (172,856,728)   54,190,941
NET ASSETS
  Beginning of period                                876,058,920   821,867,979
                                                    ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME OF
    $2,667,915 AND $734,403, RESPECTIVELY]          $703,202,192  $876,058,920
                                                    ============  ============

                       See Notes to Financial Statements                      17

PHOENIX-OAKHURST INCOME & GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS A
                                                  -----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  -----------------------------------------------------------------
                                                       2000          1999          1998          1997          1996
Net asset value, beginning of period              $    9.68     $   10.20     $    9.86     $   10.08     $    8.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.34(3)       0.36          0.38          0.40          0.44
  Net realized and unrealized gain (loss)              0.06          0.29          1.63          0.66          1.22
                                                  ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.40          0.65          2.01          1.06          1.66
                                                  ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.33)        (0.38)        (0.39)        (0.40)        (0.42)
  Dividends from net realized gains                                 (0.76)        (1.28)        (0.88)        (0.04)
  In excess of net realized gains                        --         (0.03)           --            --            --
                                                  ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.33)        (1.17)        (1.67)        (1.28)        (0.46)
                                                  ---------     ---------     ---------     ---------     ---------
Change in net asset value                              0.07         (0.52)         0.34         (0.22)         1.20
                                                  ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $    9.75     $    9.68     $   10.20     $    9.86     $   10.08
                                                  =========     =========     =========     =========     =========
Total return(1)                                        4.24%         6.97%        21.87%        10.93%        19.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $475,854      $565,276      $459,992      $451,439      $493,454
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                             1.18%(2)      1.17%(2)      1.13%         1.18%         1.18%
  Net investment income                                3.59%         3.64%         3.61%         3.82%         4.39%
Portfolio turnover                                       58%           68%          155%          111%          107%

                                                                               CLASS B
                                                  -----------------------------------------------------------------
                                                                        YEAR ENDED APRIL 30,
                                                  -----------------------------------------------------------------
                                                       2000          1999          1998          1997          1996
Net asset value, beginning of period              $    9.69     $   10.22     $    9.87     $   10.09     $    8.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                         0.27(3)       0.29          0.30          0.31          0.36
  Net realized and unrealized gain (loss)              0.06          0.29          1.64          0.67          1.23
                                                  ---------     ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS                 0.33          0.58          1.94          0.98          1.59
                                                  ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                (0.25)        (0.32)        (0.31)        (0.32)        (0.34)
  Dividends from net realized gains                                 (0.76)        (1.28)        (0.88)        (0.04)
  In excess of net realized gains                        --         (0.03)           --            --            --
                                                  ---------     ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                             (0.25)        (1.11)        (1.59)        (1.20)        (0.38)
                                                  ---------     ---------     ---------     ---------     ---------
Change in net asset value                              0.08         (0.53)         0.35         (0.22)         1.21
                                                  ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                    $    9.77     $    9.69     $   10.22     $    9.87     $   10.09
                                                  =========     =========     =========     =========     =========
Total return(1)                                        3.40%         6.18%        21.03%        10.05%        18.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $226,992      $310,783      $361,876      $370,929      $396,169
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                             1.93%(2)      1.92%(2)      1.88%         1.93%         1.93%
  Net investment income                                2.84%         2.92%         2.86%         3.06%         3.64%
Portfolio turnover                                       58%           68%          155%          111%          107%

(1)  Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Computed using average shares outstanding.

18                     See Notes to Financial Statements

PHOENIX-OAKHURST INCOME & GROWTH FUND

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                   CLASS C
                                                  ----------
                                                     FROM
                                                  INCEPTION
                                                  8/27/99 TO
                                                   4/30/00
Net asset value, beginning of period                $ 9.61
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                        0.18(5)
  Net realized and unrealized gain (loss)             0.23
                                                    ------
      TOTAL FROM INVESTMENT OPERATIONS                0.41
                                                    ------
LESS DISTRIBUTIONS
  Dividends from net investment income               (0.17)
                                                    ------
      TOTAL DISTRIBUTIONS                            (0.17)
                                                    ------
Change in net asset value                             0.24
                                                    ------
NET ASSET VALUE, END OF PERIOD                      $ 9.85
                                                    ======
Total return(1)                                       4.12%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $356
RATIO TO AVERAGE NET ASSETS OF:
  Expenses                                            1.93%(2)(3)
  Net investment income                               2.81%(3)
Portfolio turnover                                      58%(4)

(1)  Maximum sales charge is not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assets excludes the effects of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)  Annualized.
(4)  Not Annualized.
(5)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      19

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Oakhurst Income & Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers Class A, Class B and Class C shares. Effective
April 3, 2000, Class A shares are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge was 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. SECURITY LENDING:

  The Fund loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian). Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities

PHOENIX-OAKHURST INCOME & GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2000 (CONTINUED)

issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $25,428 for Class A shares and deferred sales charges of $295,530 for Class B shares for the year ended April 30, 2000. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 2000, $2,258,137 was earned by the Distributor, $1,639,320 was paid to unaffiliated participants and $87,174 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as subtransfer agent. For the year ended April 30, 2000, transfer agent fees were $1,162,219 of which PEPCO retained $511,208 which is net of fees paid to State Street.

  At April 30, 2000, PHL and affiliates held 187 Class A shares and 10,581 Class C shares of the Fund with a combined value of $106,053.

3. PURCHASE AND SALE OF SECURITIES

  During the year ended April 30, 2000, purchases and sales of investments, excluding short-term securities and U.S. Government and agency securities, amounted to $355,869,652 and $511,098,616, respectively. Purchases and sales of long-term U.S. Government and agency securities amounted to $91,466,097 and $140,473,550, respectively.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 2000, the Fund decreased capital paid in on shares of beneficial interest by $9,714, increased undistributed net investment income by $136,789 and decreased accumulated net realized gain by $127,075.

                       REPORT OF INDEPENDENT ACCOUNTANTS
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To the Trustees and Shareholders of
Phoenix-Oakhurst Income & Growth Fund

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Oakhurst Income & Growth Fund (the "Fund") at April 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 1, 2000

PHOENIX-OAKHURST INCOME & GROWTH FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Steven L. Colton, Vice President
Robert S. Driessen, Vice President
Michael Kearney, Vice President
Christopher J. Kelleher, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary
Nancy J. Engberg, Assistant Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

WWW.PHOENIXINVESTMENTS.COM

PHOENIX EQUITY PLANNING CORPORATION
PO Box 2200
Enfield CT 06083-2200
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                                                           Associates
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For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
WWW.PHOENIXINVESTMENTS.COM



PXP 743 (6/00)